Interbank deposits and securities purchased under agreements to resell (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	R$ 31,052	R$ 71,072	R$ 75,960
Interbank deposits	46,694	10,087	R$ 8,582
(Provision for expected credit loss)	2,880,511	2,673,301
Interbank deposits and securities purchased under agreements to resell
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	280,595	243,220
Collateral held	39,562	78,199
Collateral repledge	162,795	117,108
Assets received as collateral with right to sell or repledge	55,300	7,223
Assets received as collateral without right to sell or repledge	107,495	109,885
Collateral sold	78,238	47,913
Interbank deposits	66,195	66,931
Total	346,761	310,144
Current	339,703	296,071
Non-current	7,058	14,073
Interbank deposits and securities purchased under agreements to resell | Impairment
Disclosure of financial assets [line items]
(Provision for expected credit loss)	R$ (29)	R$ (7)